Cover	Sep. 15, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-38417
Entity Registrant Name	Opes Acquisition Corp.
Entity Central Index Key	0001723580
Entity Tax Identification Number	82-2418815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4218 NE 2nd Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	573-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one redeemable warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	OPESU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OPES
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	OPESW
Security Exchange Name	NASDAQ